Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 384,272	$ 313,242	$ 372,770	$ 314,935
Effective tax rate	21.00%	21.00%	21.00%	21.00%
Effective state tax rate	6.75%	6.75%	6.75%	6.75%
Deferred tax asset	$ 106,635	$ 86,925	$ 103,444	$ 87,394
Less valuation allowance	(106,635)	(86,925)	(103,444)	(87,394)
Net deferred tax asset	$ 0	$ 0	$ 0	$ 0